Note 6 - Short-term Investments	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Cash, Cash Equivalents, and Short-term Investments [Text Block]
6.	SHORT-TERM INVESTMENTS

(In Thousands)

	December 31, 2016
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Time deposits	$21,532	$-	$-	$21,532

	December 31, 2015
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Time deposits	$11,233	$-	$-	$11,233

Short-term investments by contractual maturity were as follows:

(In Thousands)

	December 31, 2016
	Cost	Fair Value
Time deposits
Due within one year	$21,504	$21,504
Due after one year through two years	28	28

	$21,532	$21,532

(In Thousands)

	December 31, 2015
	Cost	Fair Value
Time deposits
Due within one year	$11,205	$11,205
Due after one year through two years	28	28

	$11,233	$11,233

The Company’s gross realized gains and losses on the sale of investments for the years ended
December
31,
2016
and
2015
were both
$0
.
The Company’s gross realized gains and losses on the sale of investments for the year ended
December
31,
2014
were
$38,000
and
$2,000,
respectively.